Summary of Significant Accounting Policies - Product warranties (Details) ¥ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2025 item	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Summary of Significant Accounting Policies
Voluntary recall of products | item	11,411
Accrued warranty at beginning of the year		¥ 5,159,787	¥ 3,251,112
Warranty cost incurred		(747,272)	(289,592)
Provision for warranty		2,733,383	2,198,267
Accrued warranty at end of the year		¥ 7,145,898	¥ 5,159,787